Retirement Plans (Tables)	12 Months Ended
Sep. 27, 2013
Defined Benefit Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Changes in net periodic benefit cost for material U.S. and non-U.S. defined benefit pension plans
The net periodic benefit cost for material U.S. and non-U.S. defined benefit pension plans for 2013, 2012 and 2011 is as follows ($ in millions):

	U.S. Plans			Non-U.S. Plans
	2013	2012	2011	2013	2012	2011
Service cost	$6	$5	$7	$8	$6	$7
Interest cost	33	35	38	50	53	57
Expected return on plan assets	(48)	(42)	(43)	(67)	(60)	(59)
Amortization of initial net (asset)	—	—	—	—	(1)	—
Amortization of net actuarial loss	14	13	9	11	7	10
Plan settlements, curtailments and special termination benefits	—	—	(2)	—	—	(1)
Net periodic benefit cost	$5	$11	$9	$2	$5	$14
Weighted-average assumptions used to determine net periodic pension cost during the year:
Discount rate	3.6%	4.5%	5.0%	4.2%	5.2%	5.1%
Expected return on plan assets	8.0%	8.0%	8.0%	6.8%	6.8%	6.8%
Rate of compensation increase	NA	NA	4.0%	2.8%	2.7%	2.9%

Changes in benefit obligations and plan assets
The change in benefit obligations, plan assets and the amounts recognized on the Consolidated Balance Sheets for material U.S. and non-U.S. defined benefit plans as of September 27, 2013 and September 28, 2012 is as follows ($ in millions):

	U.S. Plans		Non-U.S. Plans
	2013	2012	2013	2012
Change in benefit obligations:
Benefit obligations as of beginning of year	$931	$819	$1,219	$1,038
Service cost	6	5	8	6
Interest cost	33	35	50	53
Employee contributions	—	—	2	2
Actuarial (gain) loss	(132)	119	93	133
Transfers	—	—	5	5
Benefits and administrative expenses paid	(46)	(47)	(54)	(46)
Plan settlements, curtailments and special termination benefits	—	—	(2)	—
Currency translation	—	—	6	28
Benefit obligations as of end of year	$792	$931	$1,327	$1,219
Change in plan assets:
Fair value of plan assets as of beginning of year	$623	$529	$1,016	$877
Actual return on plan assets	66	105	114	103
Employer contributions	9	36	41	45
Employee contributions	—	—	2	2
Acquisitions/divestitures	—	—	1	6
Benefits and administrative expenses paid	(46)	(47)	(54)	(46)
Plan settlements, curtailments and special termination benefits	—	—	(2)	—
Currency translation	—	—	1	29
Fair value of plan assets as of end of year	$652	$623	$1,119	$1,016
Funded status	$(140)	$(308)	$(208)	$(203)
Net amount recognized	$(140)	$(308)	$(208)	$(203)

Amounts recognized in Consolidated Balance Sheets and accumulated other comprehensive (loss) income

	U.S. Plans		Non-U.S. Plans
	2013	2012	2013	2012
Amounts recognized in the Consolidated Balance Sheets consist of:
Current liabilities	$(3)	$(3)	$(6)	$(6)
Non-current liabilities	(137)	(305)	(202)	(197)
Net amount recognized	$(140)	$(308)	$(208)	$(203)
Amounts recognized in accumulated other comprehensive loss (before income taxes) consist of:
Transition asset	$—	$—	$2	$3
Net actuarial loss	(271)	(435)	(418)	(381)
Total loss recognized	$(271)	$(435)	$(416)	$(378)
Weighted-average assumptions used to determine pension benefit obligations at year end:
Discount rate	4.9%	3.6%	4.2%	4.2%
Rate of compensation increase	N/A	N/A	2.8%	2.8%

The accumulated and aggregate benefit obligation and fair value of plan assets with accumulated benefit obligations in excess of plan assets
The accumulated and aggregate benefit obligation and fair value of plan assets with accumulated benefit obligations in excess of plan assets as of September 27, 2013 and September 28, 2012 were as follows ($ in millions):

	U.S. Plans		Non-U.S. Plans
	As of September 27, 2013	As of September 28, 2012	As of September 27, 2013	As of September 28, 2012
Accumulated benefit obligation	$792	$931	$1,312	$1,206
Accumulated benefit obligation and fair value of plan assets for plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligation	$792	$931	$1,291	$1,195
Fair value of plan assets	652	623	1,095	1,003
Aggregate benefit obligation and fair value of plan assets for plans with benefit obligations in excess of plan assets:
Aggregate benefit obligation	$792	$931	$1,323	$1,225
Fair value of plan assets	652	623	1,108	1,016

Weighted average asset allocations
Pension plans have the following weighted-average asset allocations:

	U.S. Plans		Non-U.S. Plans
	2013	2012	2013	2012
Asset Category:
Equity securities	63%	59%	52%	50%
Debt securities	35%	39%	48%	50%
Cash and cash equivalents	2%	2%	—	—
Total	100%	100%	100%	100%

Company's asset allocations by level within the fair value hierarchy
The Company's asset allocations by level within the fair value hierarchy as of September 27, 2013 and September 28, 2012 are presented in the table below for the Company's material defined benefit plans.

	As of September 27, 2013
($ in millions)	Level 1	Level 2	Total
Equity securities:
U.S. equity securities	$187	$296	$483
Non-U.S. equity securities	165	351	516
Fixed income securities:
Government and government agency securities	34	292	326
Corporate debt securities	—	379	379
Mortgage and other asset-backed securities	—	54	54
Cash and cash equivalents	13	—	13
Total	$399	$1,372	$1,771

	As of September 28, 2012
($ in millions)	Level 1	Level 2	Total
Equity securities:
U.S. equity securities	$162	$268	$430
Non-U.S. equity securities	101	336	437
Fixed income securities:
Government and government agency securities	58	272	330
Corporate debt securities	—	384	384
Mortgage and other asset-backed securities	—	39	39
Cash and cash equivalents	19	—	19
Total	$340	$1,299	$1,639

Summary of pension plan assets valued using NAV or its equivalent
The following tables set forth a summary of pension plan assets valued using NAV or its equivalent as of September 27, 2013 and September 28, 2012 ($ in millions):

	As of September 27, 2013
Investment ($ in millions)	Fair Value	Redemption Frequency	Redemption Notice Period
U.S. equity securities	$292	Daily	1 day, 5 days
Non-U.S. equity securities	390	Daily, Semi-monthly	1 day, 2 days, 3 days
Government and government agency securities	148	Daily	1 day, 2 days
Corporate debt securities	121	Daily	1 day, 2 days
	$951

	As of September 28, 2012
Investment ($ in millions)	Fair Value	Redemption Frequency	Redemption Notice Period
U.S. equity securities	$265	Daily	1 day
Non-U.S. equity securities	329	Daily, Semi-monthly	1 day, 2 days, 3 days
Government and government agency securities	119	Daily	1 day
Corporate debt securities	136	Daily	1 day, 2 days
	$849

Estimated future benefit payments

	U.S. Plans	Non-U.S. Plans
2014	$43	$48
2015	44	47
2016	45	48
2017	45	50
2018	47	51
2019 - 2023	248	286

Postretirement Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Estimated future benefit payments
Benefit payments, including those amounts to be paid out of corporate assets and reflecting future expected service as appropriate, are expected to be paid as follows ($ in millions):

2014	$3
2015	3
2016	3
2017	3
2018	3
2019-2023	12